DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2015
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

During the year ended December 31, 2013 the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK), and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

During the year ended December 31, 2014, the Company committed to a plan to cease the operations of its subsidiary in Switzerland (I-SEC Switzerland), which provided aviation security services.

A summary of the Company's assets and liabilities from discontinued operations as of June 30, 2015 and December 31, 2014 are as follows:

	June 30,	December 31,
	2015	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$39	$30
Accounts receivable, net	-	104
Total current assets from discontinued operations	$39	$134

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$97
Accrued expenses and other current liabilities	5	5
Total current liabilities from discontinued operations	$5	$102

A summary of the Company's results from discontinued operations for the periods ended June 30, 2015 and 2014 is as follows:

	Period ended, June 30,
	2015	2014
Revenue	$97	$567
Cost of revenue	95	569
Gross profit (Excess of cost of revenue over revenue)	2	(2)
Selling, general and administrative expenses	5	101
Operating loss	(3)	(103)
Other income, net	3	-
Income tax benefit	-	-
Loss from discontinued operations	$-	$(103)